LOANS (Details 2) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 4,676,760	$ 6,446,132
Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,603,577	6,301,332
One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	589,170	1,671,324
Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,340,779	2,100,064
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,242,009	1,388,887
Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,431,619	1,141,057
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	25,095
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 48,088	$ 144,800